NF_Fidelity Advisor Real Estate Income Fund_Class Z PRO-01 | Fidelity Real Estate Income Fund
Fund Summary Fund/Class:<br/>Fidelity® Real Estate Income Fund/Fidelity Advisor® Real Estate Income Fund Z
Investment Objective
The fund seeks higher than average income. As a secondary objective, the fund also seeks capital growth.
As a secondary objective, the fund also seeks capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
Shareholder Fees {- Fidelity Real Estate Income Fund}	NF_Fidelity Advisor Real Estate Income Fund_Class Z PRO-01 Fidelity Real Estate Income Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Real Estate Income Fund}	NF_Fidelity Advisor Real Estate Income Fund_Class Z PRO-01 Fidelity Real Estate Income Fund Fidelity Advisor Real Estate Income Fund: Class Z
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[1]
Total annual operating expenses	0.62%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Real Estate Income Fund}	NF_Fidelity Advisor Real Estate Income Fund_Class Z PRO-01 Fidelity Real Estate Income Fund Fidelity Advisor Real Estate Income Fund: Class Z USD ($)
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.72%	March 31, 2012
Lowest Quarter Return	-5.89%	September 30, 2011
Year-to-Date Return	0.84%	June 30, 2018

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

* The returns shown above are for Class I, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Real Estate Income Fund} - NF_Fidelity Advisor Real Estate Income Fund_Class Z PRO-01 - Fidelity Real Estate Income Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Advisor Real Estate Income Fund: Class I				Apr. 14, 2010
Fidelity Advisor Real Estate Income Fund: Class I | Return Before Taxes	7.34%	7.16%	8.86%
Fidelity Advisor Real Estate Income Fund: Class I | After Taxes on Distributions	5.05%	4.71%	6.47%	Apr. 14, 2010
Fidelity Advisor Real Estate Income Fund: Class I | After Taxes on Distributions and Sales	4.33%	4.48%	6.00%	Apr. 14, 2010
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	13.17%
Fidelity Real Estate Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	8.34%	6.31%	8.08%
[1]	From April 14, 2010